Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

	Shares	Value
COMMON STOCKS† - 14.2%
Consumer, Cyclical - 4.3%
Marriott International, Inc. — Class A*	40,000	$5,839,200
General Motors Co.*,1	75,000	4,263,000
Brinker International, Inc.*,1	60,000	3,260,400
Spirit Airlines, Inc.*	100,000	2,698,000
Thor Industries, Inc.[1]	20,000	2,367,200
Brunswick Corp.	20,000	2,088,000
Penn National Gaming, Inc.*,1	30,000	2,051,400
NIO, Inc. ADR*,1	45,000	2,010,600
Hanesbrands, Inc.	100,000	1,826,000
Caesars Entertainment, Inc.*	20,000	1,747,200
Visteon Corp.*,1	15,000	1,710,750
Total Consumer, Cyclical		29,861,750
Basic Materials - 1.9%
United States Steel Corp.	150,000	3,972,000
LyondellBasell Industries N.V.*	35,000	3,476,550
Freeport-McMoRan, Inc.	80,000	3,048,000
Alcoa Corp.*	70,000	2,810,500
Total Basic Materials		13,307,050
Financial - 1.9%
Gaming and Leisure Properties, Inc. REIT	76,735	3,632,635
PNC Financial Services Group, Inc.	15,000	2,736,150
Fifth Third Bancorp	75,000	2,721,750
Ventas, Inc. REIT	45,000	2,690,100
Visa, Inc. — Class A	5,000	1,231,950
Total Financial		13,012,585
Industrial - 1.9%
Lockheed Martin Corp.	8,000	2,973,360
United Parcel Service, Inc. — Class B	15,000	2,870,400
Union Pacific Corp.	12,000	2,625,120
Honeywell International, Inc.	10,000	2,337,900
Caterpillar, Inc.[1]	10,000	2,067,500
Total Industrial		12,874,280
Technology - 1.8%
Microchip Technology, Inc.[1]	26,000	3,721,120
ON Semiconductor Corp.*,1	85,000	3,320,100
Advanced Micro Devices, Inc.*	30,000	3,185,700
Take-Two Interactive Software, Inc.*,1	15,000	2,601,300
Total Technology		12,828,220
Consumer, Non-cyclical - 1.4%
Teladoc Health, Inc.*,1	25,000	3,711,250
AbbVie, Inc.	30,000	3,489,000
Humana, Inc.[1]	6,500	2,768,090
Total Consumer, Non-cyclical		9,968,340
Energy - 1.0%
ConocoPhillips	90,000	5,045,400
Valero Energy Corp.	30,000	2,009,100
Total Energy		7,054,500
Total Common Stocks
(Cost $88,192,305)		98,906,725
CONVERTIBLE PREFERRED STOCKS† - 16.5%
Financial - 3.0%
KKR & Company, Inc., 6.00% due 09/15/23[1]	117,636	9,768,493
Bank of America Corp., 7.25%[1]	3,430	5,074,857
Wells Fargo & Co., 7.50%[1]	3,000	4,561,201
2020 Mandatory Exchangeable Trust, 6.50% due 05/16/23[1,2]	810	1,522,282
Total Financial		20,926,833
Consumer, Non-cyclical - 2.6%
Boston Scientific Corp., 5.50% due 06/01/23[1]	51,306	6,303,455
Elanco Animal Health, Inc., 5.00% due 02/01/23[1]	93,687	5,172,459
Danaher Corp., 5.00% due 04/15/23[1]	2,421	3,879,919
Avantor, Inc., 6.25% due 05/15/22[1]	13,170	1,523,110
Becton Dickinson and Co., 6.00% due 06/01/23	25,521	1,434,791
Total Consumer, Non-cyclical		18,313,734
Industrial - 2.6%
Fluor Corp., 6.50%*,1,2	8,652	8,688,338
Colfax Corp., 5.75% due 01/15/22[1]	30,000	5,561,400
Stanley Black & Decker, Inc., 5.25% due 11/15/22[1]	29,424	3,472,032
Total Industrial		17,721,770
Technology - 2.2%
Broadcom, Inc., 8.00% due 09/30/22[1]	6,583	10,166,390
Change Healthcare, Inc., 6.00% due 06/30/22[1]	73,037	5,309,060
Total Technology		15,475,450
Communications - 2.0%
2020 Cash Mandatory Exchangeable Trust, 5.25% due 06/01/23*,1,2	7,344	9,223,624
ViacomCBS, Inc., 5.75% due 04/01/24[1]	61,787	4,490,679
Total Communications		13,714,303
Utilities - 1.8%
NextEra Energy, Inc. 5.28% due 03/01/23[1]	105,823	5,432,953
6.22% due 09/01/23[1]	77,832	4,038,703
American Electric Power Company, Inc., 6.13% due 08/15/23[1]	29,153	1,547,150
AES Corp., 6.88% due 02/15/24[1]	15,109	1,531,750
Total Utilities		12,550,556
Consumer, Cyclical - 1.4%
Aptiv plc, 5.50% due 06/15/23	53,289	9,997,016
Basic Materials - 0.9%
ArcelorMittal S.A., 5.50% due 05/18/23[1]	76,209	6,326,109
Total Convertible Preferred Stocks
(Cost $86,487,529)		115,025,771

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

	Shares	Value
MONEY MARKET FUND† - 7.2%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 0.03%[3]	50,221,200	$50,221,200
Total Money Market Fund
(Cost $50,221,200)		50,221,200
	Face Amount~
CONVERTIBLE BONDS†† - 68.6%
Communications - 18.1%
Palo Alto Networks, Inc.
0.38% due 06/01/25[1]	8,942,000	12,876,480
Snap, Inc.
0.75% due 08/01/26[1]	2,481,000	8,151,636
due 05/01/27[1,2,4]	2,594,000	2,990,882
Liberty Media Corp.
1.38% due 10/15/23[1]	3,363,000	4,484,475
2.75% due 12/01/49[2]	3,500,000	3,676,750
0.50% due 12/01/50[1,2]	2,304,000	2,534,400
Wayfair, Inc.
0.63% due 10/01/25[1,2]	7,329,000	7,145,775
1.00% due 08/15/26[1]	430,000	754,865
Etsy, Inc.
0.25% due 06/15/28[1,2]	5,789,000	6,075,555
Uber Technologies, Inc.
due 12/15/25[1,2,4]	6,015,000	5,897,708
FireEye, Inc.
0.88% due 06/01/24[1]	5,118,000	5,792,936
Viavi Solutions, Inc.
1.75% due 06/01/23[1]	3,000,000	3,899,892
1.00% due 03/01/24[1]	1,369,000	1,852,428
DISH Network Corp.
3.38% due 08/15/26[1]	2,588,000	2,659,170
2.38% due 03/15/24[1]	1,998,000	1,938,060
due 12/15/25[1,2,4]	934,000	1,096,983
Q2 Holdings, Inc.
0.13% due 11/15/25[1,2]	4,037,000	4,039,120
0.75% due 06/01/26[1]	783,000	1,026,513
Booking Holdings, Inc.
0.75% due 05/01/25[1]	3,561,000	5,046,276
Lyft, Inc.
1.50% due 05/15/25[1]	2,831,000	4,532,431
Zendesk, Inc.
0.63% due 06/15/25[1]	2,933,000	4,012,637
RealReal, Inc.
1.00% due 03/01/28[1,2]	3,094,000	2,725,505
3.00% due 06/15/25	743,000	917,141
Farfetch Ltd.
3.75% due 05/01/27[1]	1,000,000	3,238,800
Okta, Inc.
0.38% due 06/15/26[1]	2,360,000	2,979,500
Match Group Financeco 2, Inc.
0.88% due 06/15/26[1,2]	1,542,000	2,935,582
Wix.com Ltd.
due 08/15/25[2,4]	2,500,000	2,736,250
Zillow Group, Inc.
2.75% due 05/15/25[1]	1,484,000	2,653,392
Twitter, Inc.
0.25% due 06/15/24[1]	1,895,000	2,618,701
Expedia Group, Inc.
due 02/15/26[1,2,4]	2,372,000	2,542,784
Yandex N.V.
0.75% due 03/03/25	1,600,000	2,009,680
Meituan
due 04/27/28[4]	2,100,000	1,951,425
Just Eat Takeaway.com N.V.
1.25% due 04/30/26	EUR 700,000	836,271
0.63% due 02/09/28	EUR 500,000	553,590
due 08/09/25[4]	EUR 300,000	335,761
Delivery Hero SE
0.88% due 07/15/25	EUR 1,300,000	1,708,411
Bharti Airtel Ltd.
1.50% due 02/17/25	1,050,000	1,254,750
Xiaomi Best Time International Ltd.
due 12/17/27[4]	900,000	936,900
MakeMyTrip Ltd.
due 02/15/28[2,4]	782,000	790,099
Pinduoduo, Inc.
due 12/01/25[1,4]	775,000	718,813
Nice Ltd.
due 09/15/25[1,2,4]	589,000	660,645
Shopify, Inc.
0.13% due 11/01/25[1]	487,000	642,597
Total Communications		126,231,569
Consumer, Non-cyclical - 13.2%
Square, Inc.
0.25% due 11/01/27[1,2]	6,053,000	7,157,672
0.13% due 03/01/25[1]	1,558,000	3,262,063
due 05/01/26[1,2,4]	490,000	558,906
Exact Sciences Corp.
0.38% due 03/15/27[1]	7,009,000	8,515,935
Dexcom, Inc.
0.25% due 11/15/25[1]	5,274,000	6,005,767
0.75% due 12/01/23[1]	262,000	820,224
Insulet Corp.
0.38% due 09/01/26[1]	4,333,000	6,003,913
Shift4 Payments, Inc.
due 12/15/25[1,2,4]	2,324,000	3,027,010
0.50% due 08/01/27[1,2]	2,639,000	2,746,209
Jazz Investments I Ltd.
2.00% due 06/15/26[1]	4,002,000	5,202,600
Chegg, Inc.
due 09/01/26[1,2,4]	4,284,000	4,645,998
0.13% due 03/15/25[1]	270,000	482,625
Canopy Growth Corp.
4.25% due 07/15/23[1,2]	CAD 4,360,000	3,483,879
Herbalife Nutrition Ltd.
2.63% due 03/15/24[1]	3,096,000	3,318,525
Guardant Health, Inc.
due 11/15/27[1,2,4]	2,691,000	2,909,644
Sarepta Therapeutics, Inc.
1.50% due 11/15/24[1]	2,293,000	2,813,224
Teladoc Health, Inc.
1.25% due 06/01/27[1]	2,233,000	2,392,213
Nexi SpA
1.75% due 04/24/27	EUR 800,000	1,171,320
due 02/24/28[4]	EUR 900,000	1,085,711

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

	Face Amount~		Value
CONVERTIBLE BONDS†† - 68.6% (continued)
Consumer, Non-cyclical - 13.2% (continued)
Supernus Pharmaceuticals, Inc.
0.63% due 04/01/23[1]	2,000,000		$1,958,750
Halozyme Therapeutics, Inc.
0.25% due 03/01/27[1,2]	2,136,000		1,957,110
BioMarin Pharmaceutical, Inc.
1.25% due 05/15/27[1]	1,974,000		1,952,187
Livongo Health, Inc.
0.88% due 06/01/25[1]	1,262,000		1,831,685
NeoGenomics, Inc.
0.25% due 01/15/28[1]	1,600,000		1,579,000
Amadeus IT Group S.A.
1.50% due 04/09/25	EUR 1,000,000		1,545,472
Stride, Inc.
1.13% due 09/01/27[1,2]	1,629,000		1,492,001
Fine Perfection Investment Ltd.
due 04/17/22[4]	1,350,000		1,412,775
China Conch Venture
due 09/05/23[4]	HKD 10,000,000		1,376,879
QIAGEN N.V.
1.00% due 11/13/24	1,000,000		1,283,841
Sabre GLBL, Inc.
4.00% due 04/15/25[1]	702,000		1,220,076
Omnicell, Inc.
0.25% due 09/15/25[1,2]	743,000		1,173,011
Repay Holdings Corp.
due 02/01/26[1,2,4]	1,139,000		1,140,424
Orpea S.A.
0.38% due 05/17/27	6,356	**	1,108,681
Insmed, Inc.
0.75% due 06/01/28[1]	1,081,000		1,102,620
ADM Ag Holding Ltd.
due 08/26/23[4]	1,000,000		1,048,500
Pharmaron Beijing Company Ltd.
due 06/18/26[4]	800,000		833,600
Shanghai Port Group BVI Holding Company Ltd.
due 08/09/22[4]	728,000		783,692
Menicon Company Ltd.
due 01/29/25[4]	JPY 70,000,000		762,187
Afterpay Ltd.
due 03/12/26[4]	AUD 1,100,000		689,900
Total Consumer, Non-cyclical			91,855,829
Technology - 13.1%
RingCentral, Inc.
due 03/01/25[1,4]	6,916,000		7,330,960
due 03/15/26[1,2,4]	1,500,000		1,471,875
LivePerson, Inc.
due 12/15/26[1,2,4]	6,998,000		7,597,029
Zynga, Inc.
0.25% due 06/01/24[1]	2,614,000		3,484,723
due 12/15/26[1,2,4]	1,900,000		1,996,187
Microchip Technology, Inc.
0.13% due 11/15/24[1]	2,461,000		2,705,562
1.63% due 02/15/27	827,000		1,769,284
Datadog, Inc.
0.13% due 06/15/25[1]	3,000,000		4,170,000
Workday, Inc.
0.25% due 10/01/22[1]	2,457,000		3,987,957
Pegasystems, Inc.
0.75% due 03/01/25[1]	3,445,000		3,923,166
ON Semiconductor Corp.
due 05/01/27[1,2,4]	2,651,000		2,824,906
1.63% due 10/15/23[1]	505,000		981,909
KBR, Inc.
2.50% due 11/01/23[1]	2,371,000		3,771,372
Rapid7, Inc.
0.25% due 03/15/27[1,2]	2,951,000		3,696,127
Zscaler, Inc.
0.13% due 07/01/25[1]	2,000,000		3,346,000
Splunk, Inc.
1.13% due 09/15/25[1]	2,557,000		3,097,166
Silicon Laboratories, Inc.
0.63% due 06/15/25[1]	2,230,000		3,031,462
STMicroelectronics N.V.
due 08/04/27[4]	1,800,000		2,254,477
due 08/04/25[4]	600,000		751,625
Akamai Technologies, Inc.
0.38% due 09/01/27[1]	2,542,000		3,004,326
CyberArk Software Ltd.
due 11/15/24[1,4]	2,386,000		2,727,437
MongoDB, Inc.
0.25% due 01/15/26[1]	1,380,000		2,492,625
Envestnet, Inc.
1.75% due 06/01/23[1]	2,000,000		2,450,000
Lumentum Holdings, Inc.
0.50% due 12/15/26[1]	2,134,000		2,352,735
Coupa Software, Inc.
0.38% due 06/15/26[1]	1,844,000		1,979,534
Blackline, Inc.
due 03/15/26[1,2,4]	1,880,000		1,843,575
Atos SE
due 11/06/24[4]	EUR 1,200,000		1,755,960
Pure Storage, Inc.
0.13% due 04/15/23[1]	1,504,000		1,583,712
Bandwidth, Inc.
0.50% due 04/01/28[1,2]	1,559,000		1,568,354
Dropbox, Inc.
due 03/01/28[1,2,4]	1,386,000		1,564,101
Tyler Technologies, Inc.
0.25% due 03/15/26[1,2]	1,328,000		1,522,552
Lenovo Group Ltd.
3.38% due 01/24/24	950,000		1,208,875
Teradyne, Inc.
1.25% due 12/15/23[1]	256,000		1,021,440
United Microelectronics Corp.
due 07/07/26[4]	900,000		915,714
Globalwafers Company Ltd.
due 06/01/26[4]	800,000		840,560

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

	Face Amount~		Value
CONVERTIBLE BONDS†† - 68.6% (continued)
Technology - 13.1% (continued)
Xero Investments Ltd.
due 12/02/25[4]	609,000		$604,433
Total Technology			91,627,720
Consumer, Cyclical - 10.9%
Royal Caribbean Cruises Ltd.
4.25% due 06/15/23[1]	6,260,000		8,057,422
2.88% due 11/15/23[1,2]	3,722,000		4,446,644
Southwest Airlines Co.
1.25% due 05/01/25[1]	6,820,000		10,029,662
Ford Motor Co.
due 03/15/26[1,2,4]	8,438,000		9,070,850
JetBlue Airways Corp.
0.50% due 04/01/26[1,2]	5,608,000		5,529,488
Winnebago Industries, Inc.
1.50% due 04/01/25[1]	2,566,000		3,411,176
Meritor, Inc.
3.25% due 10/15/37[1]	3,000,000		3,230,625
IMAX Corp.
0.50% due 04/01/26[1,2]	3,279,000		3,053,733
NCL Corporation Ltd.
5.38% due 08/01/25	1,450,000		2,304,050
Zhongsheng Group Holdings Ltd.
due 05/21/25[4]	HKD 11,000,000		2,303,698
Live Nation Entertainment, Inc.
2.00% due 02/15/25[1]	2,000,000		2,152,000
Marriott Vacations Worldwide Corp.
due 01/15/26[1,2,4]	1,018,000		1,089,260
1.50% due 09/15/22[1]	920,000		1,052,250
Tesla, Inc.
2.00% due 05/15/24[1]	169,000		1,868,718
DraftKings, Inc.
due 03/15/28[1,2,4]	2,058,000		1,814,127
LCI Industries
1.13% due 05/15/26[1,2]	1,603,000		1,736,049
Cinemark Holdings, Inc.
4.50% due 08/15/25[1,2]	1,223,000		1,686,976
Dufry One BV
0.75% due 03/30/26	CHF 1,400,000		1,477,495
Spirit Airlines, Inc.
1.00% due 05/15/26[1]	1,492,000		1,403,375
WH Smith plc
1.63% due 05/07/26	GBP 900,000		1,223,141
NIO, Inc.
0.50% due 02/01/27[1,2]	1,315,000		1,144,050
RH
due 09/15/24[1,4]	358,000		1,122,596
Zalando SE
0.05% due 08/06/25	EUR 700,000		1,034,254
Cheesecake Factory, Inc.
0.38% due 06/15/26[1]	923,000		866,466
Sony Corp.
due 09/30/22[4]	JPY 40,000,000		835,900
Singapore Airlines Ltd.
1.63% due 12/03/25	SGD 1,000,000		835,795
Cracker Barrel Old Country Store, Inc.
0.63% due 06/15/26[1,2]	834,000		835,043
JET2 plc
1.63% due 06/10/26	GBP 600,000		825,763
Harvest International Co.
due 11/21/22[4]	HKD 4,000,000		724,984
International Consolidated Airlines Group S.A.
1.13% due 05/18/28	EUR 600,000		686,796
Total Consumer, Cyclical			75,852,386
Financial - 4.5%
Pebblebrook Hotel Trust
1.75% due 12/15/26[1]	6,004,000		6,721,478
LendingTree, Inc.
0.63% due 06/01/22[1]	3,472,000		3,940,720
0.50% due 07/15/25[1]	1,992,000		1,801,167
Kite Realty Group, LP
0.75% due 04/01/27[2]	3,000,000		3,046,800
Summit Hotel Properties, Inc.
1.50% due 02/15/26[1]	2,518,000		2,574,655
JPMorgan Chase Bank North America
due 09/18/22[4]	EUR 700,000		1,270,374
0.13% due 01/01/23[1,2]	1,085,000		1,158,237
SBI Holdings, Inc.
due 07/25/25[4]	JPY 200,000,000		1,990,888
PRA Group, Inc.
3.50% due 06/01/23[1]	1,636,000		1,768,925
Vingroup JSC
3.00% due 04/20/26	1,400,000		1,489,600
Realogy Group LLC / Realogy Company-Issuer Corp.
0.25% due 06/15/26[1,2]	1,150,000		1,170,884
Cornwall Jersey Ltd.
0.75% due 04/16/26	GBP 800,000		1,026,478
LEG Immobilien AG
0.88% due 09/01/25	EUR 600,000		919,360
No. Va Land Investment Group Corp.
5.25% due 07/16/26	800,000		780,400
ESR Cayman Ltd.
1.50% due 09/30/25	714,000		777,903
Best Path Global Ltd.
due 06/01/22[4]	HKD 6,000,000		752,007
Total Financial			31,189,876
Industrial - 3.5%
Middleby Corp.
1.00% due 09/01/25[1,2]	2,177,000		3,400,474
Greenbrier Companies, Inc.
2.88% due 04/15/28[1,2]	3,059,000		3,211,950
Kaman Corp.
3.25% due 05/01/24	2,500,000		2,581,250
Cellnex Telecom S.A.
0.50% due 07/05/28	EUR 1,500,000		2,463,053
Scorpio Tankers, Inc.
3.00% due 05/15/25[2]	2,146,000		2,089,294
Safran S.A.
0.88% due 05/15/27	10,870	**	1,766,035

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

	Face Amount~		Value
CONVERTIBLE BONDS†† - 68.6% (continued)
Industrial - 3.5% (continued)
Deutsche Post AG
0.05% due 06/30/25	EUR 1,100,000		$1,604,030
Chart Industries, Inc.
1.00% due 11/15/24[1,2]	590,000		1,585,625
Itron, Inc.
due 03/15/26[1,2,4]	1,450,000		1,493,351
MINEBEA MITSUMI, Inc.
due 08/03/22[4]	JPY 90,000,000		1,172,665
Sika A.G.
0.15% due 06/05/25	CHF 620,000		1,157,019
Vinci S.A.
0.38% due 02/16/22	1,000,000		1,130,500
Prysmian SpA
due 02/02/26[4]	EUR 400,000		481,906
Total Industrial			24,137,152
Energy - 2.2%
Pioneer Natural Resources Co.
0.25% due 05/15/25[1]	4,681,000		6,899,794
CNX Resources Corp.
2.25% due 05/01/26[1]	2,000,000		2,430,000
Equities Corp.
1.75% due 05/01/26[1]	1,305,000		1,933,880
RAG-Stiftung
due 06/17/26[4]	EUR 800,000		1,110,620
SolarEdge Technologies, Inc.
due 09/15/25[1,2,4]	855,000		1,023,862
NextEra Energy Partners, LP
due 11/15/25[1,2,4]	887,000		966,830
MBT Systems GmbH
3.50% due 07/08/27	EUR 700,000		826,698
Total Energy			15,191,684
Basic Materials - 1.6%
Allegheny Technologies, Inc.
3.50% due 06/15/25[1]	3,000,000		4,625,625
Ivanhoe Mines Ltd.
2.50% due 04/15/26[1,2]	1,854,000		2,327,607
Osisko Gold Royalties Ltd.
4.00% due 12/31/22	CAD 1,300,000		1,135,171
Century Aluminum Co.
2.75% due 05/01/28[2]	947,000		987,248
Brenntag Finance BV
1.88% due 12/02/22	750,000		927,956
SSR Mining, Inc.
2.50% due 04/01/39[1]	719,000		891,560
Total Basic Materials			10,895,167
Utilities - 1.5%
NRG Energy, Inc.
2.75% due 06/01/48[1]	3,813,000		4,510,779
Electricite de France S.A.
due 09/14/24[4]	237,000	**	3,973,250
CenterPoint Energy, Inc.
4.57% due 09/15/29	23,210	**	1,540,485
Iberdrola International BV
due 11/11/22[4]	EUR 500,000		734,715
Total Utilities			10,759,229
Total Convertible Bonds
(Cost $430,714,381)			477,740,612
CORPORATE BONDS†† - 40.6%
Consumer, Non-cyclical - 8.2%
Kraft Heinz Foods Co.
7.13% due 08/01/39[2]	2,617,000		3,909,091
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,2]	3,151,000		3,632,378
Tenet Healthcare Corp.
4.25% due 06/01/29[1,2]	3,396,000		3,468,165
Horizon Therapeutics USA, Inc.
5.50% due 08/01/27[1,2]	3,230,000		3,450,916
Bausch Health Companies, Inc.
4.88% due 06/01/28[1,2]	3,316,000		3,415,480
Emergent BioSolutions, Inc.
3.88% due 08/15/28[1,2]	3,116,000		3,103,162
United Rentals North America, Inc.
4.00% due 07/15/30[1]	2,716,000		2,825,007
Brink's Co.
4.63% due 10/15/27[1,2]	2,665,000		2,776,878
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.13% due 04/30/31[1,2]	1,336,000		1,377,750
4.13% due 04/30/28[1,2]	1,341,000		1,376,825
MEDNAX, Inc.
6.25% due 01/15/27[1,2]	2,573,000		2,713,872
HLF Financing SARL LLC / Herbalife International, Inc.
4.88% due 06/01/29[1,2]	2,683,000		2,712,057
ASGN, Inc.
4.63% due 05/15/28[1,2]	2,608,000		2,711,811
Primo Water Holdings, Inc.
4.38% due 04/30/29[1,2]	2,682,000		2,685,353
Edgewell Personal Care Co.
4.13% due 04/01/29[1,2]	2,650,000		2,670,074
Korn Ferry
4.63% due 12/15/27[1,2]	2,109,000		2,184,755
Gartner, Inc.
3.63% due 06/15/29[1,2]	2,047,000		2,098,175
Jazz Securities DAC
4.38% due 01/15/29[1,2]	2,011,000		2,096,688
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[1,2]	1,931,000		2,043,027
Varex Imaging Corp.
7.88% due 10/15/27[1,2]	1,774,000		1,985,156
HCA, Inc.
5.88% due 02/01/29[1]	1,375,000		1,684,375
TriNet Group, Inc.
3.50% due 03/01/29[1,2]	1,354,000		1,358,455
NESCO Holdings II, Inc.
5.50% due 04/15/29[1,2]	792,000		818,750
Total Consumer, Non-cyclical			57,098,200
Consumer, Cyclical - 7.4%
Staples, Inc.
7.50% due 04/15/26[1,2]	2,708,000		2,752,100
10.75% due 04/15/27[2]	942,000		915,035
Ford Motor Co.
7.45% due 07/16/31[1]	2,729,000		3,617,440

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 40.6% (continued)
Consumer, Cyclical - 7.4% (continued)
American Airlines Incorporated/AAdvantage Loyalty IP Ltd.
5.75% due 04/20/29[1,2]	3,306,000	$3,571,108
QVC, Inc.
4.75% due 02/15/27[1]	3,154,000	3,385,030
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75% due 02/15/26[1,2]	2,943,000	3,079,246
Churchill Downs, Inc.
4.75% due 01/15/28[1,2]	1,479,000	1,534,462
5.50% due 04/01/27[1,2]	1,376,000	1,433,923
Hilton Domestic Operating Company, Inc.
4.88% due 01/15/30[1]	2,761,000	2,965,549
Boyd Gaming Corp.
4.75% due 06/15/31[1,2]	2,704,000	2,800,951
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
5.00% due 06/01/29[1,2]	2,696,000	2,723,796
Carnival Corp.
5.75% due 03/01/27[1,2]	1,980,000	2,005,987
4.00% due 08/01/28[1,2]	677,000	676,154
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 02/15/23[1,2]	2,546,000	2,664,885
Tenneco, Inc.
5.13% due 04/15/29[1,2]	2,359,000	2,429,770
Michaels Companies, Inc.
7.88% due 05/01/29[1,2]	2,331,000	2,421,956
Royal Caribbean Cruises Ltd.
7.50% due 10/15/27[1]	1,963,000	2,250,128
Everi Holdings, Inc.
5.00% due 07/15/29[1,2]	2,038,000	2,086,403
FirstCash, Inc.
4.63% due 09/01/28[1,2]	1,968,000	2,048,649
American Greetings Corp.
8.75% due 04/15/25[1,2]	1,931,000	2,022,983
Cooper-Standard Automotive, Inc.
5.63% due 11/15/26[1,2]	2,043,000	1,884,177
Macy's Retail Holdings LLC
4.50% due 12/15/34[1]	1,370,000	1,273,607
99 Escrow Issuer, Inc.
7.50% due 01/15/26[1,2]	1,337,000	1,261,794
Total Consumer, Cyclical		51,805,133
Communications - 7.2%
Twitter, Inc.
3.88% due 12/15/27[1,2]	4,000,000	4,283,480
Sirius XM Radio, Inc.
5.50% due 07/01/29[1,2]	2,783,000	3,051,741
4.00% due 07/15/28[1,2]	682,000	704,165
CommScope, Inc.
8.25% due 03/01/27[1,2]	3,277,000	3,473,735
CSC Holdings LLC
6.50% due 02/01/29[1,2]	2,709,000	2,995,707
Hughes Satellite Systems Corp.
5.25% due 08/01/26[1]	1,955,000	2,188,623
6.63% due 08/01/26[1]	652,000	734,781
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
5.88% due 08/15/27[2]	2,708,000	2,799,395
MDC Partners, Inc.
7.50% due 05/01/24[1,2]	2,710,000	2,768,400
News Corp.
3.88% due 05/15/29[1,2]	2,668,000	2,719,826
Lumen Technologies, Inc.
4.00% due 02/15/27[1,2]	2,634,000	2,709,727
Avaya, Inc.
6.13% due 09/15/28[1,2]	2,516,000	2,695,265
Nexstar Media, Inc.
4.75% due 11/01/28[1,2]	2,586,000	2,670,032
Beasley Mezzanine Holdings LLC
8.63% due 02/01/26[1,2]	2,608,000	2,644,147
Sprint Capital Corp.
6.88% due 11/15/28[1]	1,955,000	2,524,394
Match Group Holdings II LLC
4.63% due 06/01/28[1,2]	2,249,000	2,366,420
Urban One, Inc.
7.38% due 02/01/28[1,2]	1,956,000	2,095,639
Scripps Escrow, Inc.
5.88% due 07/15/27[1,2]	1,984,000	2,056,039
Mav Acquisition Corp.
5.75% due 08/01/28[1,2]	2,031,000	2,026,319
Audacy Capital Corp.
6.50% due 05/01/27[1,2]	1,582,000	1,635,424
Entercom Media Corp.
6.75% due 03/31/29[2]	997,000	1,018,131
Total Communications		50,161,390
Energy - 5.9%
Occidental Petroleum Corp.
6.13% due 01/01/31[1]	2,638,000	3,119,962
3.40% due 04/15/26[1]	2,636,000	2,665,853
Parkland Corp.
5.88% due 07/15/27[1,2]	3,040,000	3,247,298
New Fortress Energy, Inc.
6.50% due 09/30/26[1,2]	3,200,000	3,236,944
DCP Midstream Operating, LP
5.63% due 07/15/27[1]	2,615,000	2,977,936
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
8.00% due 01/15/27[1]	2,825,000	2,906,233
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
6.63% due 07/15/25[1,2]	2,672,000	2,828,980
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
6.00% due 03/01/27[1,2]	2,672,000	2,765,654

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 40.6% (continued)
Energy - 5.9% (continued)
Harvest Midstream I, LP
7.50% due 09/01/28[1,2]	2,202,000	$2,357,879
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
11.00% due 04/15/25[2]	1,971,000	2,181,897
Aethon United BR Limited Partnership / Aethon United Finance Corp.
8.25% due 02/15/26[1,2]	1,956,000	2,094,868
Hilcorp Energy I Limited Partnership / Hilcorp Finance Co.
6.00% due 02/01/31[1,2]	1,990,000	2,078,545
Apache Corp.
4.88% due 11/15/27[1]	1,931,000	2,078,055
Indigo Natural Resources LLC
5.38% due 02/01/29[1,2]	1,963,000	2,050,658
ChampionX Corp.
6.38% due 05/01/26[1]	1,777,000	1,852,620
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[2]	1,757,000	1,776,854
DT Midstream, Inc.
4.38% due 06/15/31[1,2]	337,000	350,084
4.13% due 06/15/29[1,2]	337,000	346,084
Total Energy		40,916,404
Industrial - 3.3%
Dycom Industries, Inc.
4.50% due 04/15/29[1,2]	3,335,000	3,381,006
Western Global Airlines LLC
10.38% due 08/15/25[1,2]	2,725,000	3,078,937
VM Consolidated, Inc.
5.50% due 04/15/29[1,2]	2,988,000	3,055,200
EnerSys
4.38% due 12/15/27[1,2]	2,913,000	3,051,819
GFL Environmental, Inc.
3.50% due 09/01/28[1,2]	2,598,000	2,610,263
MasTec, Inc.
4.50% due 08/15/28[1,2]	2,291,000	2,423,878
Intertape Polymer Group, Inc.
4.38% due 06/15/29[1,2]	2,022,000	2,073,055
Watco Companies LLC / Watco Finance Corp.
6.50% due 06/15/27[1,2]	1,619,000	1,733,641
APi Group DE, Inc.
4.13% due 07/15/29[1,2]	1,432,000	1,398,083
Total Industrial		22,805,882
Basic Materials - 2.7%
Valvoline, Inc.
4.25% due 02/15/30[2]	2,818,000	2,926,197
Compass Minerals International, Inc.
6.75% due 12/01/27[1,2]	2,141,000	2,293,717
Ingevity Corp.
3.88% due 11/01/28[1,2]	2,223,000	2,226,190
Alcoa Nederland Holding BV
5.50% due 12/15/27[1,2]	1,976,000	2,139,099
New Gold, Inc.
7.50% due 07/15/27[1,2]	1,963,000	2,119,196
Commercial Metals Co.
4.88% due 05/15/23[1]	2,000,000	2,106,230
First Quantum Minerals Ltd.
6.88% due 10/15/27[2]	1,831,000	1,986,754
Century Aluminum Co.
7.50% due 04/01/28[1,2]	1,674,000	1,790,795
Novelis Corp.
3.88% due 08/15/31[2]	1,354,000	1,369,612
Total Basic Materials		18,957,790
Technology - 2.7%
Amkor Technology, Inc.
6.63% due 09/15/27[1,2]	3,000,000	3,228,357
Seagate HDD Cayman
5.75% due 12/01/34[1]	1,371,000	1,626,417
4.88% due 06/01/27[1]	1,263,000	1,411,403
Unisys Corp.
6.88% due 11/01/27[1,2]	2,625,000	2,862,654
Ahead DB Holdings LLC
6.63% due 05/01/28[1,2]	2,680,000	2,763,830
NCR Corp.
5.13% due 04/15/29[1,2]	1,983,000	2,066,822
Synaptics, Inc.
4.00% due 06/15/29[1,2]	1,993,000	2,023,273
Booz Allen Hamilton, Inc.
4.00% due 07/01/29[1,2]	1,364,000	1,408,678
Alteryx, Inc.
1.00% due 08/01/26[1]	1,316,000	1,219,011
Total Technology		18,610,445
Financial - 2.1%
NMI Holdings, Inc.
7.38% due 06/01/25[1,2]	2,972,000	3,397,903
Iron Mountain, Inc.
4.88% due 09/15/27[1,2]	2,970,000	3,086,394
Credit Acceptance Corp.
6.63% due 03/15/26[1]	2,512,000	2,656,440
Radian Group, Inc.
4.88% due 03/15/27[1]	1,647,000	1,791,137
Advisor Group Holdings, Inc.
10.75% due 08/01/27[1,2]	1,417,000	1,569,342
VistaJet Malta Finance plc / XO Management Holding, Inc.
10.50% due 06/01/24[1,2]	1,294,000	1,408,202
AG Issuer LLC
6.25% due 03/01/28[1,2]	764,000	803,025
Total Financial		14,712,443
Utilities - 1.1%
NRG Energy, Inc.
5.25% due 06/15/29[1,2]	2,598,000	2,789,953
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.75% due 05/20/27[1]	2,230,000	2,519,153

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 40.6% (continued)
Utilities - 1.1% (continued)
Talen Energy Supply LLC
7.25% due 05/15/27[1,2]	2,248,000	$2,053,728
7.63% due 06/01/28[1,2]	333,000	304,249
Total Utilities		7,667,083
Total Corporate Bonds
(Cost $272,939,087)		282,734,770
SENIOR FLOATING RATE INTERESTS††,5 - 0.3%
Consumer, Cyclical - 0.3%
Intrawest Resorts Holdings, Inc.
2.85% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 07/31/24	2,357,636	2,336,512
Total Senior Floating Rate Interests
(Cost $2,355,563)		2,336,512
Total Investments - 147.4%
(Cost $930,910,065)		$1,026,965,590
Other Assets & Liabilities, net - (47.4)%		(330,382,958)
Total Net Assets - 100.0%		$696,582,632

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at July 31, 2021	Unrealized Appreciation
Bank of New York Mellon	25,260,455	EUR	09/13/21	$30,789,193	$29,980,649	$808,544
Bank of New York Mellon	6,145,123	CAD	09/13/21	5,084,799	4,922,383	162,416
Bank of New York Mellon	2,300,562	GBP	09/13/21	3,259,496	3,198,938	60,558
Bank of New York Mellon	3,050,405	CHF	09/13/21	3,414,152	3,369,668	44,484
Bank of New York Mellon	943,679	AUD	09/13/21	731,512	693,813	37,699
Bank of New York Mellon	1,115,097	SGD	09/13/21	842,372	823,446	18,926
Bank of New York Mellon	527,394,700	JPY	09/13/21	4,821,577	4,807,093	14,484
Bank of New York Mellon	51,968,890	HKD	09/13/21	6,697,943	6,688,038	9,905
						$1,157,016

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	695,832	CHF	09/13/21	$761,453	$768,659	$7,206
Bank of New York Mellon	2,583,192	EUR	09/13/21	3,062,992	3,065,890	2,898
Bank of New York Mellon	137,375	CAD	09/13/21	109,815	110,040	225
Bank of New York Mellon	10,900,000	HKD	09/13/21	1,404,281	1,402,755	(1,526)
						$8,803

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Represents shares.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of July 31, 2021, the total value of securities segregated was $442,168,255.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $402,882,620 (cost $389,454,198), or 57.8% of total net assets.

3	Rate indicated is the 7-day yield as of July 31, 2021.
4	Zero coupon rate security.
5	Variable rate security. Rate indicated is the rate effective at July 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SGD — Singapore Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$98,906,725	$—	$—	$98,906,725
Convertible Preferred Stocks	115,025,771	—	—	115,025,771
Money Market Fund	50,221,200	—	—	50,221,200
Convertible Bonds	—	477,740,612	—	477,740,612
Corporate Bonds	—	282,734,770	—	282,734,770
Senior Floating Rate Interests	—	2,336,512	—	2,336,512
Forward Foreign Currency Exchange Contracts**	—	1,167,345	—	1,167,345
Total Assets	$264,153,696	$763,979,239	$—	$1,028,132,935

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$1,526	$—	$1,526

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $156,019,890 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The Fund did not hold any Level 3 securities during the period ended July 31, 2021.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) July 31, 2021

Note 1 – Organization and Significant Accounting Policies

Organization

Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Securities listed on an exchange or on an over-the-counter market will be valued at the last reported sale price on the primary exchange or market on which they are traded; provided, however, that securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market system will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Equity securities that are traded on an exchange or on the over-the-counter (“OTC”) market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity,

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) July 31, 2021

and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities are valued based on prices provided by independent pricing services or, if not available or if Advent Capital Management, LLC (“Advent” or the “Investment Adviser”) considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term debt securities with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, which approximates market value. Short-term debt securities which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities. Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. OTC options are valued using a price provided by an independent pricing service.

Forward foreign currency exchange contracts are valued by pricing services or, if not available or if Advent considers that price to not represent fair value, by dealers using the mid price. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Advent, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) July 31, 2021

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) July 31, 2021

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund avoids a 4% federal excise tax that is assessed on the amount of the under distribution.

At July 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$933,722,997	$103,030,691	$(8,622,279)	$94,408,412

Note 5 – COVID-19

The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, its service providers, the markets in which it invests and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)	July 31, 2021

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.